Convertible Notes Payable (Details Narrative) - USD ($)			9 Months Ended			12 Months Ended
	Sep. 01, 2015	Apr. 17, 2015	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2015	Jul. 31, 2014
Reserve stock split ratio		One-for-100

Each of our shareholders on the record date received one share of the Nevada company’s common stock for each 100 shares of common stock they own in the Florida company. Fractional shares will be rounded up to the next whole share, and each shareholder received at least five shares.

Number of common shares issued upon conversion						148,669,051
Beneficial conversion discount			$ 810,752	$ 867,488		$ 1,142,949	$ 1,118,979
Amortization of discount on the convertible notes payable			$ 597,548	$ 329,354	$ 329,354	$ 492,449	$ 302,409
Bloise International Corporation [Member]
Number of common shares issued upon conversion	14,029		14,029
Accrued interest on debt	$ 5,611		$ 5,611
Conversion price (in dollars per share)			$ 0.40
Convertible Notes Payable [Member]
Number of common shares issued upon conversion			1,758,329
10% Convertible Note Payable Due October 31, 2015 [Member]
Number of common shares issued upon conversion						402,450	6,500,000
Debt instrument, accrued interest							$ 37,391
Debt instrument, principal balance							$ 92,505
10% Convertible Note Payable Due January 31, 2019 [Member]
Number of common shares issued upon conversion							9,291,774
Debt instrument, accrued interest							$ 18,864
Debt instrument, principal balance							167,075
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member]
Total convertible notes payable			$ 810,752			$ 1,142,949	$ 1,118,979
Maximum percentage of ownership interest							4.99%
Beneficial conversion discount			810,752			1,142,949
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | Maximum [Member]
Conversion price (in dollars per share)							$ 0.02
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | Minimum [Member]
Conversion price (in dollars per share)							$ 0.01
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | Convertible Notes Payable [Member]
Total convertible notes payable			$ 2,876,102			2,065,350	$ 1,026,474
Maximum percentage of ownership interest			4.90%
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due October 31, 2015 [Member]
Total convertible notes payable			$ 320,342			$ 320,342	$ 424,415
Number of common shares issued upon conversion			1,744,300
Accrued interest on debt			$ 31,436
Conversion price (in dollars per share)			$ 0.02			$ 0.02	$ 0.02
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due October 31, 2018 [Member]
Total convertible notes payable			$ 521,122
Beneficial conversion discount			$ 521,122
Amortized discount effective interest rate			192.00%
Conversion price (in dollars per share)			$ 0.45
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due January 31, 2019 [Member]
Total convertible notes payable			$ 161,937
Beneficial conversion discount			$ 161,937
Amortized discount effective interest rate			192.00%
Conversion price (in dollars per share)			$ 0.14
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due April 30, 2019 [Member]
Total convertible notes payable			$ 127,693
Beneficial conversion discount			$ 127,693
Amortized discount effective interest rate			317.00%
Montego Blue Enterprises Corporation [Member] | 10% Convertible Note Payable Due October 31, 2015 [Member]
Total convertible notes payable						$ 61,440
THM Consulting Corp [Member] | 10% Convertible Note Payable Due October 31, 2015 [Member]
Total convertible notes payable						1,640
Jaxon Group Corp [Member] | 10% Convertible Note Payable Due October 31, 2015 [Member]
Total convertible notes payable						$ 649